Schedule of Investments
(unaudited)
March 31, 2026
BlackRock International Select Equity Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Austria — 2.6%
Erste Group Bank AG ........... 25,196 $ 2,721,805
Belgium — 2.0%
UCB SA .................... 7,064 2,128,360
Denmark — 1.2%
Chemometec A/S .............. 26,174 1,248,598
Finland — 2.3%
Kone OYJ , Class B ............ 37,941 2,422,181
France — 12.5%
Airbus SE ................... 11,365 2,148,814
Engie SA ................... 115,344 3,717,244
Safran SA ................... 10,628 3,477,793
Thales SA ................... 7,798 2,286,726
TotalEnergies SE .............. 17,010 1,561,078
13,191,655
Germany — 10.9%
MTU Aero Engines AG .......... 8,662 3,160,061
SAP SE .................... 7,002 1,193,720
Siemens Energy AG ............ 26,550 4,578,536
Talanx AG ................... 20,901 2,593,545
11,525,862
Ireland — 3.4%
AIB Group plc ................ 336,178 3,588,738
Italy — 5.9%
Intesa Sanpaolo SpA ........... 358,460 2,167,925
UniCredit SpA ................ 57,084 4,095,423
6,263,348
Japan — 9.1%
Advantest Corp. ............... 27,300 3,767,582
Hitachi Ltd. .................. 112,100 3,288,508
Mitsubishi UFJ Financial Group, Inc. . 152,400 2,580,732
9,636,822
Netherlands — 12.0%
ABN AMRO Bank NV , CVA
(a)
...... 118,210 3,747,353
Adyen NV
(a) (b) (c)
............... 192 192,163
ASM International NV ........... 1,523 1,154,362
ASML Holding NV ............. 3,581 4,761,858
BE Semiconductor Industries NV ... 13,100 2,805,940
12,661,676
Norway — 1.1%
Kongsberg Gruppen ASA ........ 26,295 1,120,869
Singapore — 0.9%
Sea Ltd. , ADR, Class A
(b)
......... 10,986 909,751
Spain — 2.2%
CaixaBank SA ................ 195,453 2,343,024
Sweden — 1.5%
Sandvik AB .................. 41,839 1,608,369
Switzerland — 6.8%
ABB Ltd. (Registered) ........... 24,387 1,982,857
Belimo Holding AG (Registered) .... 2,659 2,159,504
Cie Financiere Richemont SA
(Registered) ............... 5,713 1,008,722
Galderma Group AG ............ 10,010 1,967,304
Security
Shares
Shares Value
Switzerland (continued)
SMG Swiss Marketplace Group
AG
(a) (b) (c)
.................. 3,053 $ 106,667
7,225,054
Taiwan — 6.6%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 120,000 6,940,143
United Kingdom — 7.1%
3i Group plc ................. 29,996 977,600
Lloyds Banking Group plc ........ 3,491,056 4,326,938
NatWest Group plc ............. 165,640 1,227,053
Weir Group plc (The) ........... 27,467 1,030,087
7,561,678
United States — 5.6%
Mastercard, Inc. , Class A ......... 7,866 3,930,326
Novartis AG (Registered) ........ 13,165 2,020,754
5,951,080
Total Long-Term Investments — 93.7%
(Cost: $ 83,562,124 ) .............................. 99,049,013
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.55%
(d) (e)
.... 486,735 486,735
Total Short-Term Securities — 0 .5%
(Cost: $ 486,735 ) ................................ 486,735
Total Investments — 94.2%
(Cost: $ 84,048,859 ) .............................. 99,535,748
Other Assets Less Liabilities — 5.8% ................... 6,107,307
Net Assets — 100.0% .............................. $ 105,643,055

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Select Equity Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
06/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ — $ — $ — $ — — $ 166
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 390,906 95,829
(c)
— — — 486,735 486,735 11,702 —
$ — $ — $ 486,735 $ 11,868 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Select Equity Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 18 06/11/26 $ 4,100 $ 29,934
EURO STOXX 50 Index ..................................................... 9 06/19/26 572 (2,292)
$ 27,642
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria .............................................. $ — $ 2,721,805 $ — $ 2,721,805
Belgium ............................................. — 2,128,360 — 2,128,360
Denmark ............................................. — 1,248,598 — 1,248,598
Finland .............................................. — 2,422,181 — 2,422,181
France .............................................. — 13,191,655 — 13,191,655
Germany ............................................ — 11,525,862 — 11,525,862
Ireland .............................................. — 3,588,738 — 3,588,738
Italy ................................................ — 6,263,348 — 6,263,348
Japan ............................................... — 9,636,822 — 9,636,822
Netherlands ........................................... — 12,661,676 — 12,661,676
Norway .............................................. 1,120,869 — — 1,120,869
Singapore ............................................ 909,751 — — 909,751
Spain ............................................... — 2,343,024 — 2,343,024
Sweden ............................................. — 1,608,369 — 1,608,369
Switzerland ........................................... — 7,225,054 — 7,225,054
Taiwan .............................................. — 6,940,143 — 6,940,143
United Kingdom ........................................ — 7,561,678 — 7,561,678
United States .......................................... 3,930,326 2,020,754 — 5,951,080
Short-Term Securities
Money Market Funds ...................................... 486,735 — — 486,735
$ 6,447,681 $ 93,088,067 $ — $ 99,535,748

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock International Select Equity Fund
5
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 29,934 $ — $ 29,934
Liabilities
Equity contracts ........................................... (2,292) — — (2,292)
$ (2,292) $ 29,934 $ — $ 27,642
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
Fair Value Hierarchy as of Period End (continued)